Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 conversion option - Conversion Option [Member] - Cartesian Growth Corp [Member] - USD ($)	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning balance	$ 5,998	$ 41,331
Change in fair value	(5,998)	(35,333)
Fair value, Ending balance	$ 0	$ 5,998